Cover	Sep. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2022
Entity File Number	333-186282
Entity Registrant Name	MediXall Group, Inc.
Entity Central Index Key	0001601280
Entity Tax Identification Number	33-0864127
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2929 East Commercial Blvd.
Entity Address, Address Line Two	PH-D
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33308
City Area Code	(954)
Local Phone Number	440-4678
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false